Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	STANTEC INC
Entity Central Index Key	0001131383
Entity Accounting Standard	IFRS
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Address, Country	CA
Entity Common Stock, Shares Outstanding	111,212,975